Income and deferred tax - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
Net, Balance at beginning of period	€ 2,817	€ (3,807)
Recognized in profit or loss	(14,693)	5,331	€ 4,597
Recognized in other comprehensive income	(211)	1,877
Foreign currency translation	301	(584)
Net, Balance at end of period	(11,786)	2,817	(3,807)
Deferred tax asset	67,758	101,497
Deferred tax liabilities	(79,543)	(98,680)
Deferred tax liabilities offset against assets	(64,809)	(84,164)
Deferred tax assets offset against liabilities	64,809	84,164
Net deferred tax assets	2,949	17,333
Net deferred tax liabilities	(14,735)	(14,516)
Property, plant and equipment
Tax
Net, Balance at beginning of period	(29,391)	(11,533)
Recognized in profit or loss	890	(18,057)
Foreign currency translation		199
Net, Balance at end of period	(28,501)	(29,391)	(11,533)
Deferred tax asset	1,990	2,252
Deferred tax liabilities	(30,491)	(31,643)
Intangible assets
Tax
Net, Balance at beginning of period	2,610	(13,300)
Recognized in profit or loss	(2,427)	15,910
Net, Balance at end of period	183	2,610	(13,300)
Deferred tax asset	321	3,563
Deferred tax liabilities	(138)	(953)
Rights of use assets
Tax
Net, Balance at beginning of period	(24,114)	(29,609)
Recognized in profit or loss	(5,770)	5,495
Net, Balance at end of period	(29,884)	(24,114)	(29,609)
Deferred tax liabilities	(29,884)	(24,114)
Financial assets
Tax
Net, Balance at beginning of period	(35,620)	(2,830)
Recognized in profit or loss	26,507	(33,209)
Recognized in other comprehensive income	24	419
Net, Balance at end of period	(9,089)	(35,620)	(2,830)
Deferred tax asset	5,821	978
Deferred tax liabilities	(14,909)	(36,598)
Provisions and deferred income
Tax
Net, Balance at beginning of period	(322)	8,121
Recognized in profit or loss	509	(8,127)
Recognized in other comprehensive income	(235)	(316)
Net, Balance at end of period	(48)	(322)	8,121
Deferred tax asset	3,035	4,856
Deferred tax liabilities	(3,083)	(5,178)
Lease obligations
Tax
Net, Balance at beginning of period	23,849	24,701
Recognized in profit or loss	6,391	(852)
Net, Balance at end of period	30,240	23,849	24,701
Deferred tax asset	30,240	23,849
Other liabilities
Tax
Net, Balance at beginning of period	17,007	6,312
Recognized in profit or loss	(7,656)	9,704
Recognized in other comprehensive income		1,774
Foreign currency translation	301	(783)
Net, Balance at end of period	9,652	17,007	6,312
Deferred tax asset	10,689	17,201
Deferred tax liabilities	(1,037)	(194)
Tax credits
Tax
Net, Balance at beginning of period	142	461
Recognized in profit or loss	(1)	(319)
Net, Balance at end of period	141	142	461
Deferred tax asset	141	142
Loss carryforward
Tax
Net, Balance at beginning of period	48,656	13,870
Recognized in profit or loss	(33,135)	34,786
Net, Balance at end of period	15,521	48,656	€ 13,870
Deferred tax asset	€ 15,521	€ 48,656